Financial Instruments and Financial Risk Management (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) Period $ / shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Period
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk, description	The Company is exposed to foreign exchange risk due to its investments in foreign operations whose functional currency is the Euro. As at March 31, 2020, if the US dollar had increased or decreased by 10% against the Euro, with all variables held constant, net income for the three-month period ended March 31, 2020 would have been lower or higher by approximately $50 (2019 - $270).
Foreign exchange risk exposure	$ 50	$ 270
Market risk [Member] | -30% Bottom of range [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net loss related to warrant liability	741
Market risk [Member] | +30% Top of range [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net loss related to warrant liability	$ (774)
Trade and Other Current Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, number of counterparties | Period	4		4
Trade and Other Current Receivables [Member] | Credit risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade accounts receivables	$ 161		$ 265
Trade and Other Current Receivables [Member] | Credit risk [Member] | Financial Assets Past Due but Not Impaired [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade accounts receivables	$ 55		$ 55
Trade and Warrant Liability [Member] | Equity Price Risk [Member] | Bottom of range [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common stock, share price | $ / shares	$ 0.42
Trade and Warrant Liability [Member] | Equity Price Risk [Member] | Top of range [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common stock, share price | $ / shares	$ 1.44